Income Taxes - Schedule of Total Income Tax Expense (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income tax provision		$ 3,802,813	$ 5,427,968
Tax at the PRC EIT tax rates		950,703	1,705,363
Effect of preferential tax		(209,471)	(250,386)
Change in valuation allowance		57,633
Tax effect of non-deductible expenses		191,953	85,032
Tax effect of R&D expenses additional deduction*	[1]	(333,027)	(364,986)
Income tax expense		$ 657,791	$ 1,175,023

[1]	According to PRC tax regulations, an additional 100% of current year R&D expenses may be deducted from tax income.